Fair Value Measurement of Financial Instruments - Summary of Assets That Are Measured At Fair Value (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Wealth management products	¥ 169,395	¥ 117,289
Convertible bonds held	9,618	9,259
Monetary And Bond Funds	¥ 30,346	¥ 0